VALUATION PROVISIONS OF INVENTORIES	12 Months Ended
Dec. 31, 2023
VALUATION PROVISIONS OF INVENTORIES
VALUATION PROVISIONS OF INVENTORIES
16.	VALUATION PROVISIONS OF INVENTORIES

The Group periodically reviews its inventories for excess amounts, obsolescence and declines in market value below cost and records an allowance against the inventory balance for any such declines. These reviews require management to estimate future demand for products. If the future demand for Group’s products was weaker than anticipated or the market conditions deteriorated, the value of inventories would likely have to be written down.

Gross and net inventories

	December 31,	December 31,
USD million	2023	2022
Gross inventories	1,129.0	937.2
Net realizable value valuation provision	(29.4)	(24.7)
Net inventories	1,099.6	912.5

	December 31,	December 31,
USD million	2023	2022
Net inventories
Raw materials and consumables	45.0	46.9
Work in progress	48.7	36.3
Finished goods	1,005.9	829.3
Total	1,099.6	912.5

During the financial years ended December 31, 2023, December 31, 2022 and December 31, 2021 cost of goods sold of USD 2,092.3 million, USD 1,785.2 million and USD 1,560.9 million, respectively, were recognized in the consolidated statement of loss.

No inventories have been pledged as security for a liability.